Insurance (Liabilities for Unpaid Claims - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-duration Insurance Contracts, Discounted Liabilities, Aggregate Discount	$ (1,319)
Group Long-Term Disability
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-Duration Contracts, Discounted Liabilities, Amount	5,800	$ 5,500
Short-duration Insurance Contracts, Discounted Liabilities, Aggregate Discount	1,300	1,300
Short-duration Insurance Contracts, Discounted Liabilities, Interest Accretion	$ 565	517	$ 481
Group Long-Term Disability | Minimum
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-Duration Contracts, Discounted Liabilities, Discount Rate	3.00%
Group Long-Term Disability | Maximum
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-Duration Contracts, Discounted Liabilities, Discount Rate	8.00%
Group Life - Term | Asia
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-Duration Contracts, Discounted Liabilities, Amount	$ 627	619
Short-duration Insurance Contracts, Discounted Liabilities, Aggregate Discount	42	41
Short-duration Insurance Contracts, Discounted Liabilities, Interest Accretion	$ 22	$ 20	$ 16
Group Life - Term | Minimum | Asia
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-Duration Contracts, Discounted Liabilities, Discount Rate	3.00%
Group Life - Term | Maximum | Asia
Liability for Claims and Claims Adjustment Expense [Line Items]
Short-Duration Contracts, Discounted Liabilities, Discount Rate	7.00%